Deposits (Amounts and scheduled maturities of all certificates of deposit) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Banking and Thrift [Abstract]
Time deposits, $250,000 or more	$ 89,200,000	$ 78,600,000
Time Deposits, Fiscal Year Maturity [Abstract]
Within 1 Year	160,771,824	135,173,064
After 1 Year, Within 2 Years	43,330,060	56,687,383
After 2 Years, Within 3 Years	23,990,251	11,572,310
After 3 Years, Within 4 Years	6,358,577	19,946,316
After 4 Years, Within 5 Years	3,488,598	6,208,724
Time Deposit Maturities, after Year Five	514,383	504,206
Time Deposits	$ 238,453,693	$ 230,092,003